Premises, Equipment, and Leases (Tables)	12 Months Ended
Dec. 31, 2012
Premises, Equipment, and Leases [Abstract]
Premises and equipment

	2012	2011
Land	$26,823	$29,433
Buildings and improvements	54,846	57,396
Leasehold improvements	2,187	2,384
Equipment, furniture, and fixtures	16,535	15,435
Construction in progress	245	967

	100,636	105,615
Less accumulated depreciation and amortization	(21,979)	(18,050)

Premises and equipment, net	$78,657	$87,565

Future minimum lease payments under noncancellable operating leases

2013	$2,334
2014	2,101
2015	1,939
2016	1,868
2017	1,904
Thereafter	16,671

$26,817